Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) Schedule of Assets (Held at End of Year)
CRH Americas 401(k) PLAN
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS
(HELD AT END OF YEAR)
AS OF December 31, 2025

Name of Plan Sponsor: CRH Americas, Inc.
Employer Identification:
95-3298140
Three-digit Plan Number: 002

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest Collateral Par or Maturity Date	(d) Cost	(e) Current Value
		Mutual Funds
	MFS	Value Fund	#	$98,249,732
	American Fund	EuroPac Growth R6	#	83,681,796
*	Fidelity	US Bond Index Fund	#	21,851,779
*	Fidelity	Fidelity Government Money Market Fund	#	364,118
*	Fidelity	Fidelity 500 Index Fund	#	421,815,489
*	Fidelity	Fidelity Global ex U.S. Index Fund	#	54,539,631
*	Fidelity	Fidelity Mid Cap Index Fund	#	85,412,924
*	Fidelity	Fidelity Small Cap Index Fund	#	65,295,221

		Total Mutual Funds		831,210,690
		Collective Trusts Funds
*	Fidelity	FIAM Blend Target Date Fund RET Class C	#	13,094,467
*	Fidelity	FIAM Blend Target Date Fund 2010 Class C	#	9,441,478
*	Fidelity	FIAM Blend Target Date Fund 2015 Class C	#	33,402,799
*	Fidelity	FIAM Blend Target Date Fund 2020 Class C	#	119,000,953
*	Fidelity	FIAM Blend Target Date Fund 2025 Class C	#	320,722,737
*	Fidelity	FIAM Blend Target Date Fund 2030 Class C	#	529,336,218
*	Fidelity	FIAM Blend Target Date Fund 2035 Class C	#	576,163,857
*	Fidelity	FIAM Blend Target Date Fund 2040 Class C	#	461,107,107
*	Fidelity	FIAM Blend Target Date Fund 2045 Class C	#	406,887,367
*	Fidelity	FIAM Blend Target Date Fund 2050 Class C	#	282,327,403
*	Fidelity	FIAM Blend Target Date Fund 2055 Class C	#	191,845,041
*	Fidelity	FIAM Blend Target Date Fund 2060 Class C	#	116,004,353
*	Fidelity	FIAM Blend Target Date Fund 2065 Class C	#	64,883,536
*	Fidelity	FIAM Blend Target Date Fund 2070 Class C	#	7,504,245
	IR&M LLC	IR+M Core Plus Bond Collective Fund	#	79,657,083
	Boston Trust Walden Company	Boston TR SM CAP RET	#	89,510,047
	Harbor	Harbor Capital App Fund Institutional	#	269,542,589
*	Fidelity	Managed Income Portfolio II Fund	#	144,042,134

		Total Collective Trusts Funds		3,714,473,414
		Company Stock Fund
*	CRH plc	Common Stock	#	119,371,587
		Other
	Various	Self-Directed Brokerage Accounts	#	60,679,216
*	Plan participants	Notes Receivables interest rates at 3.25% to 9.50% with maturities ranging until 2035**	#	56,850,316

				$4,782,585,223

* Indicates a permitted
party-in-interest.
# Cost information is not required for participant-directed investments and, therefore, is not included
** Net of $1,972,909 in deemed distributions.